Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 14.7	$ 15.1	$ 12.5
Liability Awards Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	5.4	4.8	3.3
Equity Awards Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 9.3	$ 10.3	$ 9.2